INTANGIBLE ASSETS, NET (OTHER THAN GOODWILL) (Details 2) - USD ($)	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Remainder of 2020	$ 604,658	$ 1,158,743
2021	1,209,317	1,158,743
2022	1,115,983	1,119,319
2023	1,064,994	1,014,421
2024	841,492	790,106
Thereafter	435,597	352,280
Total	$ 5,272,041	$ 5,593,612	$ 3,310,184